Convertible Senior Notes - Additional Information (Details) ¥ in Thousands			9 Months Ended
	Mar. 29, 2019 USD ($) Day $ / shares	Dec. 04, 2018 USD ($) Day $ / shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Net carrying amount of the liability component			¥ 12,307,243			$ 1,812,661,000	¥ 12,296,868
2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 750,000,000				$ 750,000,000
Debt instrument, payment terms			The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.	The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.
Debt instrument, frequency of periodic payment		semi-annually
Annual interest rate		3.75%
Loan agreement expiration date		Dec. 01, 2023
Debt Instrument, repurchase date		Dec. 01, 2021	Dec. 01, 2021	Dec. 01, 2021
Percentage of repurchase price is equal to principal amount of convertible notes		100.00%
Effective interest rate			7.04%			7.04%
Proceeds from issuance of notes		$ 736,700,000
Underwriting discounts and offering expenses		$ 13,300,000
Liability accreted remaining period			1 year 2 months 1 day	1 year 2 months 1 day
2023 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate		37.1830
Debt instrument, conversion basis principle amount		$ 1,000
Debt instrument, initial conversion price | $ / shares		$ 26.89
Debt instrument, convertible threshold trading days | Day		20
Debt instrument, convertible threshold consecutive trading days | Day		30
Debt instrument, convertible threshold percentage		130.00%
Number of business days | Day		5
Product percentage of closing sale price		98.00%
Purchase price of capped call options		$ 67,500,000
Capped call options cap price | $ / shares		38.42
Cost of capped call recorded as reduction in additional paid-in capital		$ 67,500,000
2023 Convertible Senior Notes | American Depositary Shares | Redemption Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day		10
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,200,000,000					$ 1,200,000,000
Debt instrument, payment terms			The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.	The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.
Debt instrument, frequency of periodic payment	semi-annually
Annual interest rate	2.00%
Loan agreement expiration date	Apr. 01, 2025
Debt Instrument, repurchase date	Apr. 01, 2023
Percentage of repurchase price is equal to principal amount of convertible notes	100.00%
Effective interest rate			6.01%			6.01%
Proceeds from issuance of notes	$ 1,179,000,000.0
Underwriting discounts and offering expenses	$ 21,000,000.0
Liability accreted remaining period			2 years 6 months	2 years 6 months
2025 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate	33.0003
Debt instrument, conversion basis principle amount	$ 1,000
Debt instrument, initial conversion price | $ / shares	$ 30.30
Debt instrument, convertible threshold trading days | Day	20
Debt instrument, convertible threshold consecutive trading days | Day	30
Debt instrument, convertible threshold percentage	130.00%
Number of business days | Day	5
Product percentage of closing sale price	98.00%
Purchase price of capped call options	$ 84,500,000
Capped call options cap price | $ / shares	40.02
Cost of capped call recorded as reduction in additional paid-in capital	$ 84,500,000
2025 Convertible Senior Notes | American Depositary Shares | Redemption Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day	10
2023 Notes and 2025 Notes
Debt Instrument [Line Items]
Debt instrument, face amount			¥ 13,241,500			$ 1,950,300,000	13,577,900
Unamortized debt discount			934,200			137,600,000	1,281,000
Net carrying amount of the liability component			12,307,300			1,812,700,000	12,296,900
Carrying amount of the equity component			1,349,300			$ 198,700,000	¥ 1,349,300
Interest cost recognized			¥ 595,600	$ 87,700,000	¥ 471,200